Additional Information - Change in Non-cash Working Capital Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Accounts receivable	$ 46	$ 11
Current income tax assets	(9)	0
Inventories	(26)	(46)
Trade and other payables	(5)	(51)
Current income tax liabilities	6	(1)
Change in in working capital	$ 12	$ (87)